Accounting and Reporting Changes (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Accounting And Reporting Changes [Abstract]
Global minimum tax, expected payment	$ 222	$ 231